UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2023

Date of reporting period: April 30, 2023

Item 1.    Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Semi-Annual Report The Advisors’ Inner Circle Fund

April 30, 2023

Cambiar Opportunity Fund	Cambiar International Equity Fund

Cambiar SMID Fund	Cambiar International Small Cap Fund

Cambiar Small Cap Fund

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2023

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-777-8227; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND APRIL 30, 2023 (UNAUDITED)

SECTOR WEIGHTINGS †

† Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.6%

	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 9.0%
Airbus ADR	300,000	$10,512,000
L3Harris Technologies	52,000	10,147,800
Raytheon Technologies	95,000	9,490,500

		30,150,300

AIR FREIGHT & LOGISTICS — 2.8%
United Parcel Service, Cl B	53,000	9,529,930

BANKS — 3.6%
JPMorgan Chase	89,000	12,303,360

BEVERAGES — 3.1%
Constellation Brands, Cl A	46,000	10,555,620

CAPITAL MARKETS — 7.1%
CME Group, Cl A	35,000	6,501,950
Goldman Sachs Group	31,500	10,818,360
Intercontinental Exchange	62,000	6,753,660

		24,073,970

CHEMICALS — 2.1%
Corteva	114,000	6,967,680

CONSUMER FINANCE — 3.1%
American Express	64,000	10,325,760

ELECTRICAL EQUIPMENT — 1.9%
Rockwell Automation	23,000	6,518,430

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS — 2.9%
TE Connectivity	80,000	9,789,600

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND APRIL 30, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
FINANCIAL SERVICES — 5.8%
Fiserv *	66,000	$8,059,920
Mastercard, Cl A	30,000	11,400,900

		19,460,820

FOOD & STAPLES RETAILING — 2.9%
Sysco	129,000	9,899,460

GROUND TRANSPORTATION — 5.2%
Uber Technologies *	275,000	8,538,750
Union Pacific	45,000	8,806,500

		17,345,250

HEALTH CARE EQUIPMENT & SERVICES — 3.5%
Medtronic	130,000	11,823,500

HEALTH CARE PROVIDERS & SERVICES — 6.3%
Centene *	155,000	10,684,150
Laboratory Corp of America Holdings	46,000	10,428,660

		21,112,810

HOUSEHOLD PRODUCTS — 3.3%
Colgate-Palmolive	138,000	11,012,400

INSURANCE — 2.9%
Chubb	48,000	9,674,880

INTERACTIVE MEDIA & SERVICES — 3.7%
Alphabet, Cl A *	115,000	12,344,100

INTERNET & DIRECT MARKETING RETAIL — 3.3%
Amazon.com *	105,000	11,072,250

MULTI-UTILITIES — 3.2%
Sempra Energy	68,500	10,651,065

OIL, GAS & CONSUMABLE FUELS — 11.4%
Cenovus Energy	620,000	10,416,000
Chevron	65,000	10,957,700
ONEOK	104,000	6,802,640
Williams	335,000	10,137,100

		38,313,440

PHARMACEUTICALS — 5.9%
Bristol-Myers Squibb	145,000	9,681,650
Johnson & Johnson	62,000	10,149,400

		19,831,050

SEMI-CONDUCTORS & INSTRUMENTS — 4.0%
Applied Materials	60,000	6,781,800
Marvell Technology	167,000	6,593,160

		13,374,960

SPECIALTY RETAIL — 2.6%
TJX	110,000	8,670,200

TOTAL COMMON STOCK (Cost $278,698,296)		334,800,835

SHORT-TERM INVESTMENT — 0.3%

First American Treasury Obligation Fund 4.866% (A) (Cost $1,100,388)	1,100,388	1,100,388

TOTAL INVESTMENTS— 99.9% (Cost $279,798,684)		$335,901,223

Percentages are based on Net Assets of $336,268,257.

(A)	The rate shown is the 7-day effective yield as of April 30, 2023.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND APRIL 30, 2023 (UNAUDITED)

As of April 30, 2023, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND APRIL 30, 2023 (UNAUDITED)

SECTOR WEIGHTINGS †

† Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.2%

	Shares	Value
AEROSPACE & DEFENSE — 2.4%
Mercury Systems *	74,290	$3,541,404

AIR FREIGHT & LOGISTICS — 2.4%
Expeditors International of Washington	30,760	3,501,718

AUTO COMPONENTS — 2.5%
Gentex	130,060	3,588,356

BANKS — 1.8%
BOK Financial	31,180	2,615,067

BIOTECHNOLOGY — 2.4%
Incyte *	47,070	3,502,479

BUILDING PRODUCTS — 2.6%
Masco	70,860	3,791,719

CAPITAL MARKETS — 2.8%
Cboe Global Markets	28,870	4,033,139

ELECTRICAL EQUIPMENT — 2.6%
Hubbell, Cl B	13,820	3,722,002

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.6%
IPG Photonics *	33,220	3,819,636

FINANCIAL SERVICES — 5.3%
Euronet Worldwide *	36,600	4,053,084
WEX *	20,830	3,694,200

		7,747,284

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND APRIL 30, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
FOOD PRODUCT — 2.6%
Lamb Weston Holdings	33,740	$3,772,469

GAS UTILITIES — 2.7%
Atmos Energy	35,260	4,024,576

HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
Dentsply Sirona	94,550	3,964,481

HEALTH CARE PROVIDERS & SERVICES — 9.2%
Amedisys *	35,270	2,832,181
HealthEquity *	57,470	3,071,772
Molina Healthcare *	12,970	3,863,633
Quest Diagnostics	26,130	3,627,105

		13,394,691

INSURANCE — 9.5%
American Financial Group	26,920	3,303,891
Arch Capital Group *	56,840	4,266,979
Fidelity National Financial	85,310	3,027,652
Reinsurance Group of America, Cl A	23,640	3,364,445

		13,962,967

IT SERVICES — 2.3%
Amdocs	37,540	3,425,525

LIFE SCIENCES TOOLS & SERVICES — 4.9%
Bruker	49,530	3,919,309
Charles River Laboratories International *	17,300	3,289,076

		7,208,385

MACHINERY — 4.9%
Lincoln Electric Holdings	23,570	3,955,046
Toro	31,230	3,256,040

		7,211,086

OIL, GAS & CONSUMABLE FUELS — 5.0%
Magnolia Oil & Gas, Cl A	180,180	3,805,402
Targa Resources	47,200	3,565,016

		7,370,418

PROFESSIONAL SERVICES — 5.5%
Booz Allen Hamilton Holding, Cl A	38,490	3,684,263
Maximus	52,170	4,364,020

		8,048,283

REAL ESTATE INVESTMENT TRUSTS — 5.0%
Americold Realty Trust	130,740	3,868,597
National Retail Properties	78,550	3,416,925

		7,285,522

SOFTWARE — 2.8%
Dolby Laboratories, Cl A	49,060	4,105,831

SPECIALTY RETAIL — 2.0%
Burlington Stores *	15,520	2,992,411

TEXTILES, APPAREL & LUXURY GOODS — 1.9%
VF	117,740	2,768,067

TRADING COMPANY & DISTRIBUTORS — 2.7%
Watsco	11,320	3,921,022

WATER UTILITIES — 2.1%
Essential Utilities	71,360	3,047,072

TOTAL COMMON STOCK (Cost $120,884,281)		136,365,610

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND APRIL 30, 2023 (UNAUDITED)

SHORT-TERM INVESTMENT —7.7%

	Shares	Value
First American Treasury Obligation Fund 4.866% (A) (Cost $11,201,402)	11,201,402	$11,201,402

TOTAL INVESTMENTS— 100.9% (Cost $132,085,683)		$147,567,012

Percentages are based on Net Assets of $146,312,360.
(A)	The rate shown is the 7-day effective yield as of April 30, 2023.
*	Non-income producing security.

Cl — Class

As of April 30, 2023, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND APRIL 30, 2023 (UNAUDITED)

SECTOR WEIGHTINGS †

† Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.3%

	Shares	Value
AEROSPACE & DEFENSE — 4.7%
BWX Technologies	38,000	$2,454,040
Mercury Systems *	45,000	2,145,150

		4,599,190

AIR FREIGHT & LOGISTICS — 2.3%
Forward Air	21,500	2,268,465

AUTO COMPONENTS — 2.3%
Gentex	81,000	2,234,790

BANKS — 7.0%
Prosperity Bancshares	29,000	1,815,980
Texas Capital Bancshares *	39,000	1,959,750
United Bankshares	53,000	1,755,890
United Community Banks	52,000	1,294,800

		6,826,420

BIOTECHNOLOGY — 2.4%
Exelixis *	128,000	2,342,400

BUILDING PRODUCTS — 2.3%
PGT Innovations *	90,000	2,309,400

COMMERCIAL SERVICES & SUPPLIES — 2.3%
Healthcare Services Group *	143,000	2,232,230

DIVERSIFIED CONSUMER SERVICES — 2.3%
Frontdoor *	84,031	2,299,088

ELECTRIC UTILITIES — 2.6%
IDACORP	23,000	2,555,760

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND APRIL 30, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
ELECTRONICS EQUIPMENT INSTRUMENTS & COMPONENTS — 2.3%
Advanced Energy Industries	26,000	$2,249,000

FOOD PRODUCTS — 1.4%
Hain Celestial Group *	73,000	1,308,890

HEALTH CARE EQUIPMENT & SERVICES — 1.9%
NuVasive *	42,000	1,807,680

HEALTH CARE PROVIDER & SERVICES — 2.0%
AMN Healthcare Services *	23,000	1,986,050

HEALTH CARE PROVIDERS & SERVICES — 7.9%
Addus HomeCare *	27,000	2,206,980
HealthEquity *	34,000	1,817,300
Innovage Holding *	275,000	1,680,250
US Physical Therapy	19,000	2,022,740

		7,727,270

HEALTH CARE TECHNOLOGY — 2.3%
HealthStream	92,000	2,266,880

HOTELS, RESTAURANTS & LEISURE — 2.2%
Monarch Casino & Resort	32,000	2,219,520

HOUSEHOLD DURABLES — 2.5%
MDC Holdings	59,000	2,417,230

INSURANCE — 11.2%
Axis Capital Holdings	40,000	2,261,600
First American Financial	39,000	2,246,790
James River Group Holdings	85,000	1,654,950
Reinsurance Group of America, Cl A	14,500	2,063,640
RenaissanceRe Holdings	13,000	2,800,330

		11,027,310

IT SERVICES — 1.9%
Perficient *	29,000	1,882,680

LEISURE PRODUCTS — 1.8%
Johnson Outdoors, Cl A	30,000	1,740,000

MACHINERY — 2.3%
Alamo Group	13,000	2,297,490

MULTI-UTILITIES — 2.1%
Avista	47,000	2,071,290

OIL, GAS & CONSUMABLE FUELS — 2.1%
Magnolia Oil & Gas, Cl A	98,000	2,069,760

PROFESSIONAL SERVICES — 10.4%
Forrester Research *	58,000	1,794,520
Insperity	19,500	2,387,970
ManpowerGroup	23,000	1,741,330
NV5 Global *	21,000	1,989,330
WNS Holdings ADR *	25,000	2,254,250

		10,167,400

REAL ESTATE INVESTMENT TRUSTS — 1.9%
NETSTREIT	105,000	1,913,100

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.1%
Marcus & Millichap	65,000	2,045,550

SEMI-CONDUCTORS & INSTRUMENTS — 6.6%
Diodes *	27,000	2,151,900
Rambus *	49,000	2,172,660
Universal Display	16,000	2,135,360

		6,459,920

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND APRIL 30, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
SOFTWARE — 4.2%
Cerence *	58,000	$1,481,900
Envestnet *	42,000	2,661,960

		4,143,860

TOTAL COMMON STOCK (Cost $89,425,310)		95,468,623

SHORT-TERM INVESTMENT — 3.2%

First American Treasury Obligation Fund 4.866% (A) (Cost $3,170,884)	3,170,884	3,170,884

TOTAL INVESTMENTS— 100.5%
(Cost $92,596,194)		$98,639,507

Percentages are based on Net Assets of $98,147,109.
(A)	The rate shown is the 7-day effective yield as of April 30, 2023.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of April 30, 2023, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND APRIL 30, 2023 (UNAUDITED)

SECTOR WEIGHTINGS †

† Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.3%

	Shares	Value

AUSTRALIA — 1.9%
Santos	1,170,000	$5,542,399

BELGIUM — 5.3%
KBC Group	120,000	8,578,642
UCB	71,000	6,600,011

		15,178,653

CANADA — 6.4%
Agnico Eagle Mines	103,000	5,843,190
Canadian National Railway	47,000	5,605,690
Suncor Energy	219,000	6,859,080

		18,307,960

FRANCE — 11.9%
Air Liquide	33,000	5,936,400
Airbus	59,000	8,262,073
Capgemini	35,000	6,382,530
LVMH Moet Hennessy Louis Vuitton	6,200	5,963,686
Pernod Ricard	33,000	7,621,352

		34,166,041

GERMANY — 11.6%
Bayer	95,000	6,269,669
Deutsche Post	142,000	6,830,168
Merck KGaA	29,000	5,201,713
RWE	125,000	5,860,805
SAP	66,000	8,930,902

		33,093,257

HONG KONG — 2.4%
AIA Group	621,000	6,760,874

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND APRIL 30, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

JAPAN — 9.9%
Hitachi	124,000	$6,859,015
Murata Manufacturing	70,000	3,971,532
Sony Group	71,000	6,423,636
Terumo	194,000	5,809,484
Tokyo Electron Ltd.	47,000	5,381,759

		28,445,426

NETHERLANDS — 2.6%
ING Groep	609,000	7,553,019

SINGAPORE — 4.0%
DBS Group Holdings	213,000	5,263,222
Singapore Telecommunications	3,263,000	6,253,059

		11,516,281

SPAIN — 2.0%
Iberdrola	431,000	5,584,962

SWITZERLAND — 11.6%
Nestle	54,000	6,927,637
Novartis	92,000	9,411,038
Roche Holding	27,000	8,454,786
Zurich Insurance Group	17,000	8,244,188

		33,037,649

TAIWAN — 1.8%
Taiwan Semiconductor Manufacturing ADR	61,000	5,142,300

UNITED KINGDOM — 22.7%
BAE Systems	445,000	5,669,316
Barclays	3,408,000	6,865,143
Bunzl	180,000	7,165,303
Compass Group	213,000	5,619,167
Diageo	142,000	6,477,514
Entain	294,000	5,357,074
Intertek Group	114,000	5,963,843
London Stock Exchange Group	70,000	7,349,558
Shell	291,000	8,941,934
SSE	241,000	5,560,656

		64,969,508

UNITED STATES — 2.2%
Liberty Media -Liberty Formula One, Cl C *	89,000	6,424,910

TOTAL COMMON STOCK (Cost $233,802,937)		275,723,239

SHORT-TERM INVESTMENT — 1.0%

First American Treasury Obligation Fund 4.866% (A) (Cost $2,723,132)	2,723,132	2,723,132

TOTAL INVESTMENTS — 97.3% (Cost $236,526,069)		$278,446,371

Percentages are based on Net Assets of $286,083,584.
(A)	The rate reported is the 7-day effective yield as of April 30, 2023.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND APRIL 30, 2023 (UNAUDITED)

The following is a list of the level of inputs used as of April 30, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$5,542,399	$—	$5,542,399
Belgium	—	15,178,653	—	15,178,653
Canada	18,307,960	—	—	18,307,960
France	—	34,166,041	—	34,166,041
Germany	—	33,093,257	—	33,093,257
Hong Kong	—	6,760,874	—	6,760,874
Japan	—	28,445,426	—	28,445,426
Netherlands	—	7,553,019	—	7,553,019
Singapore	—	11,516,281	—	11,516,281
Spain	—	5,584,962	—	5,584,962
Switzerland	—	33,037,649	—	33,037,649
Taiwan	5,142,300	—	—	5,142,300
United Kingdom	—	64,969,508	—	64,969,508
United States	6,424,910	—	—	6,424,910
Total Common Stock	29,875,170	245,848,069	—	275,723,239
Short-Term Investment	2,723,132	—	—	2,723,132
Total Investments in Securities	$32,598,302	$245,848,069	$—	$278,446,371

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND APRIL 30, 2023 (UNAUDITED)

SECTOR WEIGHTINGS †

† Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.1%

	Shares	Value
AUSTRALIA — 2.1%
Domino’s Pizza Enterprises	12,900	$434,208

AUSTRIA — 2.3%
BAWAG Group	9,700	473,110

CANADA — 6.8%
CCL Industries	12,000	564,284
Pason Systems	42,500	370,152
Vermilion Energy	36,000	455,696

		1,390,132

FAROE ISLANDS — 3.2%
Bakkafrost P	9,000	656,165

FRANCE — 7.3%
Eurazeo	8,500	606,935
Euroapi *	35,100	421,557
Remy Cointreau	2,700	467,178

		1,495,670

GERMANY — 11.0%
Hensoldt	12,900	483,817
Scout24	10,000	623,273
Stabilus	8,000	522,823
TeamViewer *	33,000	609,044

		2,238,957

GREECE — 2.2%
Motor Oil Hellas Corinth Refineries	18,500	440,922

INDIA — 2.5%
WNS Holdings ADR *	5,600	504,952

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND APRIL 30, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
JAPAN — 13.9%
Daito Trust Construction	5,400	$511,799
Disco	4,500	512,349
Kakaku.com	27,500	378,365
Ryohin Keikaku	33,700	354,637
Sanyo Denki	11,900	594,467
Taiyo Yuden	15,500	474,589

		2,826,206

LUXEMBOURG — 5.5%
B&M European Value Retail	108,100	652,597
L’Occitane International	185,600	472,181

		1,124,778

MEXICO — 2.6%
Coca-Cola Femsa ADR	6,300	531,846

NETHERLANDS — 8.6%

Aalberts	12,000	554,229
Euronext	4,600	365,836
OCI	11,900	313,570
QIAGEN *	11,400	508,554

		1,742,189

SWEDEN — 5.0%
Cloetta	238,500	504,867
Granges	50,800	505,264

		1,010,131

SWITZERLAND — 2.3%
Bossard Holding	1,900	465,962

UNITED KINGDOM — 21.8%
Britvic	48,200	554,137
Centrica	425,000	610,707
Coats Group	493,000	485,481
Diploma	17,600	596,410
Greggs	15,000	532,741
RS GROUP	55,000	638,115
Tate & Lyle	60,700	622,411
Virgin Money UK	203,300	399,567

		4,439,569

TOTAL COMMON STOCK (Cost $17,365,735)		19,774,797

SHORT-TERM INVESTMENT — 2.2%

First American Treasury Obligation Fund 4.866% (A) (Cost $447,469)	447,469	447,469

TOTAL INVESTMENTS — 99.3% (Cost $17,813,204)		$20,222,266

Percentages are based on Net Assets of $20,365,255.
(A)	The rate reported is the 7-day effective yield as of April 30, 2023.
*	Non-income producing security.

ADR — American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND APRIL 30, 2023 (UNAUDITED)

The following is a list of the level of inputs used as of April 30, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$434,208	$—	$434,208
Austria	—	473,110	—	473,110
Canada	1,390,132	—	—	1,390,132
Faroe Islands	—	656,165	—	656,165
France	—	1,495,670	—	1,495,670
Germany	—	2,238,957	—	2,238,957
Greece	—	440,922	—	440,922
India	504,952	—	—	504,952
Japan	—	2,826,206	—	2,826,206
Luxembourg	—	1,124,778	—	1,124,778
Mexico	531,846	—	—	531,846
Netherlands	508,554	1,233,635	—	1,742,189
Sweden	—	1,010,131	—	1,010,131
Switzerland	—	465,962	—	465,962
United Kingdom	—	4,439,569	—	4,439,569

Total Common Stock	2,935,484	16,839,313	—	19,774,797

Short-Term Investment	447,469	—	—	447,469

Total Investments in Securities	$3,382,953	$16,839,313	$—	$20,222,266

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2023 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

	Opportunity Fund	SMID Fund

Assets:
Cost of securities	$279,798,684	$132,085,683

Investments in securities, at value	$335,901,223	$147,567,012
Cash equivalents	89,000	—
Receivable for capital shares sold	205,972	478,988
Dividends receivable	382,962	104,559
Receivable for dividend tax reclaims	46,149	—
Prepaid expenses	23,265	28,892

Total Assets	336,648,571	148,179,451

Liabilities:
Payable for capital shares redeemed	150,337	54,919
Investment Adviser fees payable	128,297	70,851
Payable due to administrator	15,150	6,308
Shareholder servicing fees payable	13,817	11,395
Payable due to trustees	11,477	4,608
Audit fees payable	6,186	11,041
Chief Compliance Officer fees payable	3,300	1,141
Payable due to custodian	2,663	1,352
Payable for investment securities purchased	—	1,679,504
Other accrued expenses	49,087	25,972

Total Liabilities	380,314	1,867,091

Net Assets	$336,268,257	$146,312,360

Net Assets:
Paid-in Capital	$259,711,209	$128,502,421
Total distributable earnings	76,557,048	17,809,939

Net Assets	$336,268,257	$146,312,360

Investor Class Shares:
Net Assets	$121,160,240	$103,495,357
Total shares outstanding at end of period	4,802,767	4,599,038
Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$25.23	$22.50

Institutional Class Shares:
Net Assets	$215,108,017	$42,817,003
Total shares outstanding at end of period	8,565,756	1,902,764
Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$25.11	$22.50

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2023 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

	Small Cap Fund	International Equity Fund

Assets:
Cost of securities	$92,596,194	$236,526,069

Investments in securities, at value	$98,639,507	$278,446,371
Receivable for capital shares sold	6,256	178,187
Receivable due from Investment Adviser	39	—
Dividends receivable	20,405	725,629
Receivable for dividend tax reclaims	—	7,386,625
Prepaid expenses	16,603	21,027

Total Assets	98,682,810	286,757,839

Liabilities:
Payable for investment securities purchased	416,428	—
Investment Adviser fees payable	52,459	154,793
Shareholder servicing fees payable	22,609	9,902
Audit fees payable	7,886	10,787
Payable for capital shares redeemed	7,569	376,479
Payable due to administrator	4,538	12,892
Payable due to trustees	3,641	8,996
Payable due to custodian	1,234	40,157
Chief Compliance Officer fees payable	768	3,152
Other accrued expenses	18,569	57,097

Total Liabilities	535,701	674,255

Net Assets	$98,147,109	$286,083,584

Net Assets:
Paid-in Capital	$91,223,884	$344,723,480
Total distributable earnings (loss)	6,923,225	(58,639,896)

Net Assets	$98,147,109	$286,083,584

Investor Class Shares:
Net Assets	$33,178,248	$112,552,242
Total shares outstanding at end of period	2,229,334	4,624,098
Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$14.88	$24.34

Institutional Class Shares:
Net Assets	$64,968,861	$173,531,342
Total shares outstanding at end of period	4,181,102	7,123,496
Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$15.54	$24.36

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2023 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

International Small Cap Fund
Assets:
Cost of securities	$17,813,204

Investments in securities, at value	$20,222,266
Receivable for capital shares sold	94
Dividends receivable	68,125
Receivable for dividend tax reclaims	119,856
Prepaid expenses	10,546

Total Assets	20,420,887

Liabilities:
Audit fees payable	12,896
Payable due to custodian	10,219
Shareholder servicing fees payable	8,699
Payable for capital shares redeemed	7,506
Investment Adviser fees payable	6,013
Payable due to trustees	1,018
Payable due to administrator	953
Chief Compliance Officer fees payable	32
Other accrued expenses	8,296

Total Liabilities	55,632

Net Assets	$20,365,255

Net Assets:
Paid-in Capital	$17,431,884
Total distributable earnings	2,933,371

Net Assets	$20,365,255

Institutional Class Shares:
Net Assets	$20,365,255
Total shares outstanding at end of period	2,074,439
Net Asset Value Per Share

(Net Assets ÷ Shares Outstanding)	$9.82

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS FOR THE SIX MONTHS ENDED APRIL 30, 2023 (UNAUDITED)

STATEMENTS OF OPERATIONS

	Opportunity Fund	SMID Fund

Investment Income
Dividends	$2,935,789	$1,234,923
Interest	349,433	148,990
Less: Foreign Taxes Withheld	(23,996)	—

Total Investment Income	3,261,226	1,383,913

Expenses
Investment Advisory Fees	962,042	521,842
Shareholder Servicing Fees - Investor Class Shares	128,628	35,126
Administration Fees	88,173	35,877
Trustees’ Fees	23,968	9,456
Chief Compliance Officer Fees	4,276	1,847
Transfer Agent Fees	75,131	41,746
Legal Fees	22,361	8,852
Registration & Filing Fees	21,046	20,013
Printing Fees	17,038	6,188
Audit Fees	14,593	12,403
Custodian Fees	5,761	2,559
Pricing Fees	2,435	1,956
Interest Expense	–	1,576
Other Expenses	29,788	11,784

Total Expenses	1,395,240	711,225

Less:
Investment Advisory Fees Waiver	(213,595)	(121,110)
Fees Paid Indirectly (Note 3)	(8,668)	(531)

Net Expenses	1,172,977	589,584

Net Investment Income	2,088,249	794,329

Net Realized Gain on Investments(1)	20,245,373	2,636,933
Net Change in Unrealized Appreciation (Depreciation) on Investments	(4,041,828)	6,275,815

Net Gain on Investments	16,203,545	8,912,748

Net Increase in Net Assets from Operations	$18,291,794	$9,707,077

(1) Includes realized gain as a result of in-kind transactions. (See Note 5 in Notes to the Financial Statements.)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS FOR THE SIX MONTHS ENDED APRIL 30, 2023 (UNAUDITED)

STATEMENTS OF OPERATIONS

	Small Cap Fund	International Equity Fund
Investment Income
Dividends	$727,280	$4,368,503
Interest	101,444	–
Less: Foreign Taxes Withheld	(500)	(2,479,415)

Total Investment Income	828,224	1,889,088

Expenses
Investment Advisory Fees	398,769	1,349,699
Shareholder Servicing Fees - Investor Class Shares	35,451	51,225
Administration Fees	25,806	82,483
Trustees’ Fees	7,063	23,887
Chief Compliance Officer Fees	1,485	3,981
Transfer Agent Fees	33,509	81,604
Registration & Filing Fees	15,854	23,690
Audit Fees	13,827	14,218
Legal Fees	6,680	21,156
Printing Fees	5,811	13,342
Custodian Fees	2,488	61,745
Pricing Fees	1,894	4,069
Interest Expense	–	9,796
Other Expenses	8,830	28,421

Total Expenses	557,467	1,769,316

Less:
Investment Advisory Fees Waiver	(97,931)	(361,514)
Fees Paid Indirectly (Note 3)	(1,800)	(3,850)

Net Expenses	457,736	1,403,952

Net Investment Income	370,488	485,136

Net Realized Gain (Loss) on Investments(1)	1,325,450	(628,785)
Net Realized Loss on Foreign Currency Transactions	—	(13,435)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(37,663)	62,064,749
Net Change in Appreciation on Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	965,782

Net Gain on Investments	1,287,787	62,388,311

Net Increase in Net Assets from Operations	$1,658,275	$62,873,447

(1) Includes realized gain as a result of in-kind transactions. (See Note 5 in Notes to the Financial Statements.)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS FOR THE SIX MONTHS ENDED APRIL 30, 2023 (UNAUDITED)

STATEMENTS OF OPERATIONS

International Small Cap Fund

Investment Income
Dividends	$383,074
Interest	38,089
Less: Foreign Taxes Withheld	(2,756)

Total Investment Income	418,407

Expenses
Investment Advisory Fees	130,472
Shareholder Servicing Fees - Institutional Class Shares	11,598
Administration Fees	7,973
Trustees’ Fees	2,365
Chief Compliance Officer Fees	649
Transfer Agent Fees	15,518
Audit Fees	13,266
Registration & Filing Fees	10,071
Custodian Fees	7,207
Interest Expense	4,931
Legal Fees	2,210
Pricing Fees	1,993
Printing Fees	1,375
Other Expenses	2,444

Total Expenses	212,072

Less:
Investment Advisory Fees Waiver	(62,679)
Fees Paid Indirectly (Note 3)	(76)

Net Expenses	149,317

Net Investment Income	269,090

Net Realized Gain on Investments	622,318
Net Realized Gain on Foreign Currency Transactions	6,318
Net Change in Unrealized Appreciation on Investments	4,037,058
Net Change in Appreciation on Translation of Other Assets and Liabilities Denominated in Foreign Currencies	17,704

Net Gain on Investments	4,683,398

Net Increase in Net Assets from Operations	$4,952,488

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

Operations:
Net Investment Income	$2,088,249	$2,735,701
Net Realized Gain on Investments(1)	20,245,373	14,827,535
Net Change in Unrealized Depreciation on Investments	(4,041,828)	(42,495,248)

Net Increase (Decrease) in Net Assets Resulting from Operations	18,291,794	(24,932,012)

Distributions:
Investor Class Shares	(5,939,840)	(11,266,451)
Institutional Class Shares	(8,501,355)	(14,556,165)

Total Distributions	(14,441,195)	(25,822,616)

Capital Share Transactions:
Investor Class Shares
Issued	3,024,677	11,247,460
Reinvestment of Dividends	5,627,527	10,687,472
Redeemed	(11,105,648)	(34,273,085)

Net Decrease in Net Assets from Investor Class Share Transactions	(2,453,444)	(12,338,153)

Institutional Class Shares
Issued	78,272,437	41,841,356
Reinvestment of Dividends	5,871,477	9,945,788
Redeemed	(34,030,473)	(61,189,581)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	50,113,441	(9,402,437)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	47,659,997	(21,740,590)

Total Increase (Decrease) in Net Assets	51,510,596	(72,495,218)
Net Assets:
Beginning of period	284,757,661	357,252,879

End of period	$336,268,257	$284,757,661

Share Transactions:
Investor Class Shares
Issued	120,708	418,708
Reinvestment of Dividends	224,608	392,822
Redeemed	(441,948)	(1,284,021)

Total Decrease in Investor Class Shares	(96,632)	(472,491)

Institutional Class Shares
Issued	3,316,504	1,586,112
Reinvestment of Dividends	235,532	366,366
Redeemed	(1,354,798)	(2,306,263)

Total Increase (Decrease) in Institutional Class Shares	2,197,238	(353,785)

Net Increase (Decrease) in Shares Outstanding	2,100,606	(826,276)

(1) Includes net realized gain (losses) as a result of in-kind transactions (See Note 4 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income	$794,329	$1,110,927
Net Realized Gain (Loss) on Investments	2,636,933	(225,167)
Net Change in Unrealized Appreciation (Depreciation) on Investments	6,275,815	(9,014,180)

Net Increase (Decrease) in Net Assets Resulting from Operations	9,707,077	(8,128,420)

Distributions:
Investor Class Shares	(924,472)	(13,171,385)
Institutional Class Shares	(253,644)	(2,774,168)

Total Distributions	(1,178,116)	(15,945,553)

Capital Share Transactions:
Investor Class Shares
Issued	18,734,908	52,033,045
Reinvestment of Dividends	924,239	13,168,685
Redemption Fees — Note 2	8,485	594
Redeemed	(26,867,391)	(65,992,834)

Net Decrease in Net Assets from Investor Class Share Transactions	(7,199,759)	(790,510)

Institutional Class Shares
Issued	21,451,556	4,670,479
Reinvestment of Dividends	95,753	614,415
Redemption Fees — Note 2	943	1
Redeemed	(3,553,803)	(3,960,612)

Net Increase in Net Assets from Institutional Class Share Transactions	17,994,449	1,324,283

Net Increase in Net Assets from Capital Share Transactions	10,794,690	533,773

Total Increase (Decrease) in Net Assets	19,323,651	(23,540,200)
Net Assets:
Beginning of period	126,988,709	150,528,909

End of period	$146,312,360	$126,988,709

Share Transactions:
Investor Class Shares
Issued	839,972	2,384,954
Reinvestment of Dividends	42,834	591,007
Redeemed	(1,226,740)	(3,021,679)

Total Decrease in Investor Class Shares	(343,934)	(45,718)

Institutional Class Shares
Issued	958,100	219,364
Reinvestment of Dividends	4,440	27,553
Redeemed	(162,131)	(185,336)

Total Increase in Institutional Class Shares	800,409	61,581

Net Increase in Shares Outstanding	456,475	15,863

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income	$370,488	$134,235
Net Realized Gain on Investments	1,325,450	54,458
Net Change in Unrealized Depreciation on Investments	(37,663)	(6,146,201)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,658,275	(5,957,508)

Distributions:
Investor Class Shares	(159,040)	(10,151,858)
Institutional Class Shares	(294,991)	(13,429,223)

Total Distributions	(454,031)	(23,581,081)

Capital Share Transactions:
Investor Class Shares
Issued	5,128,167	5,152,784
Reinvestment of Dividends	154,599	9,641,173
Redemption Fees — Note 2	1,063	825
Redeemed	(6,344,592)	(9,302,029)

Net Increase (Decrease) in Net Assets from Investor Class Share Transactions	(1,060,763)	5,492,753

Institutional Class Shares
Issued	35,255,571	5,589,778
Reinvestment of Dividends	283,090	13,356,819
Redemption Fees — Note 2	10,655	—
Redeemed	(9,752,694)	(19,351,658)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	25,796,622	(405,061)

Net Increase in Net Assets from Capital Share Transactions	24,735,859	5,087,692

Total Increase (Decrease) in Net Assets	25,940,103	(24,450,897)
Net Assets:
Beginning of period	72,207,006	96,657,903

End of period	$98,147,109	$72,207,006

Share Transactions:
Investor Class Shares
Issued	335,962	344,173
Reinvestment of Dividends	10,491	633,454
Redeemed	(420,477)	(629,288)

Total Increase (Decrease) in Investor Class Shares	(74,024)	348,339

Institutional Class Shares
Issued	2,216,258	332,679
Reinvestment of Dividends	18,577	841,624
Redeemed	(622,356)	(1,180,844)

Total Increase (Decrease) in Institutional Class Shares	1,612,479	(6,541)

Net Increase in Shares Outstanding	1,538,455	341,798

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income	$485,136	$7,913,167
Net Realized Loss on Investments	(628,785)	(22,025,307)
Net Realized Loss on Foreign Currency Transactions	(13,435)	(252,347)
Net Change in Unrealized Appreciation (Depreciation) on Investments	62,064,749	(183,106,661)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	965,782	(1,191,976)

Net Increase (Decrease) in Net Assets Resulting from Operations	62,873,447	(198,663,124)

Distributions:
Investor Class Shares	(2,916,477)	(2,715,562)
Institutional Class Shares	(4,986,684)	(9,947,276)

Total Distributions	(7,903,161)	(12,662,838)

Capital Share Transactions:
Investor Class Shares
Issued	10,721,695	22,255,371
Reinvestment of Dividends	2,893,403	2,674,382
Redemption Fees — Note 2	—	22
Redeemed	(36,847,150)	(63,726,184)

Net Decrease in Net Assets from Investor Class Share Transactions	(23,232,052)	(38,796,409)

Institutional Class Shares
Issued	7,822,712	70,034,724
Reinvestment of Dividends	1,833,064	2,106,500
Redemption Fees — Note 2	—	11,111
Redeemed	(71,111,759)	(430,025,843)

Net Decrease in Net Assets from Institutional Class Share Transactions	(61,455,983)	(357,873,508)

Net Decrease in Net Assets from Capital Share Transactions	(84,688,035)	(396,669,917)

Total Decrease in Net Assets	(29,717,749)	(607,995,879)
Net Assets:
Beginning of period	315,801,333	923,797,212

End of period	$286,083,584	$315,801,333

Share Transactions:
Investor Class Shares
Issued	464,259	948,000
Reinvestment of Dividends	131,161	97,748
Redeemed	(1,623,761)	(2,710,791)

Total Decrease in Investor Class Shares	(1,028,341)	(1,665,043)

Institutional Class Shares
Issued	343,421	2,798,057
Reinvestment of Dividends	83,057	76,936
Redeemed	(3,134,501)	(18,615,735)

Total Decrease in Institutional Class Shares	(2,708,023)	(15,740,742)

Net Decrease in Shares Outstanding	(3,736,364)	(17,405,785)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income	$269,090	$686,113
Net Realized Gain (Loss) on Investments	622,318	(301,338)
Net Realized Gain (Loss) on Forward Foreign Currency Contracts and Foreign Currency Transactions	6,318	(973)
Net Change in Unrealized Appreciation (Depreciation) on Investments	4,037,058	(23,737,881)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	17,704	(20,462)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,952,488	(23,374,541)

Distributions:	(673,141)	(6,803,212)

Capital Share Transactions:
Issued	7,324,518	15,651,300
Reinvestment of Dividends	395,174	4,210,976
Redemption Fees — Note 2	—	832
Redeemed	(23,828,335)	(54,161,154)

Net Decrease in Net Assets from Capital Share Transactions	(16,108,643)	(34,298,046)

Total Decrease in Net Assets	(11,829,296)	(64,475,799)

Net Assets:
Beginning of period	32,194,551	96,670,350

End of period	$20,365,255	$32,194,551

Share Transactions:
Issued	765,549	1,491,086
Reinvestment of Dividends	42,768	339,751
Redeemed	(2,487,667)	(4,751,304)

Net Decrease in Shares Outstanding	(1,679,350)	(2,920,467)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year

	Investor Class Shares
	Period November 1, 2022 to April 30, 2023	Year ended October 31,
Opportunity Fund		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$25.31	$29.58	$22.07	$22.63	$22.62	$26.33
Income (Loss) from Operations:
Net Investment Income(1)	0.15	0.20	0.17	0.27	0.34	0.23
Net Realized and Unrealized Gain (Loss)	0.99	(2.35)	8.34	1.29	2.06	(0.62)

Total from Operations	1.14	(2.15)	8.51	1.56	2.40	(0.39)

Dividends and Distributions:
Net Investment Income	(0.16)	(0.14)	(0.19)	(0.32)	(0.24)	(0.21)
Net Realized Gain	(1.06)	(1.98)	(0.81)	(1.80)	(2.15)	(3.11)

Total Dividends and Distributions	(1.22)	(2.12)	(1.00)	(2.12)	(2.39)	(3.32)

Net Asset Value, End of Year	$25.23	$25.31	$29.58	$22.07	$22.63	$22.62

Total Return†	4.55%	(7.74)%	39.42%	6.91%	13.32%	(2.17)%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$121,160	$124,006	$158,921	$103,903	$107,692	$115,537
Ratio of Expenses to Average Net Assets	0.86%*	0.86%	0.85%	0.84%	0.80%	1.00%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.99%*	0.98%	0.94%	0.94%	0.88%	1.06%
Ratio of Net Investment Income to Average Net Assets	1.18%*	0.76%	0.61%	1.27%	1.63%	0.96%
Portfolio Turnover Rate	29%* *	46%	36%	87%	70%	47%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using the average shares method.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year

	Institutional Class Shares
	Period November 1, 2022 to April 30, 2023	Year ended October 31,
Opportunity Fund		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$25.24	$29.50	$22.00	$22.55	$22.57	$26.30
Income (Loss) from Operations:
Net Investment Income(1)	0.17	0.26	0.22	0.31	0.37	0.27
Net Realized and Unrealized Gain (Loss)	0.98	(2.35)	8.32	1.28	2.05	(0.62)

Total from Operations	1.15	(2.09)	8.54	1.59	2.42	(0.35)

Dividends and Distributions:
Net Investment Income	(0.22)	(0.19)	(0.23)	(0.34)	(0.29)	(0.27)
Net Realized Gain	(1.06)	(1.98)	(0.81)	(1.80)	(2.15)	(3.11)

Total Dividends and Distributions	(1.28)	(2.17)	(1.04)	(2.14)	(2.44)	(3.38)

Net Asset Value, End of Year	$25.11	$25.24	$29.50	$22.00	$22.55	$22.57

Total Return†	4.60%	(7.55)%	39.75%	7.09%	13.46%	(2.00)%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$215,108	$160,752	$198,332	$127,089	$121,973	$169,330
Ratio of Expenses to Average Net Assets	0.65%*	0.65%	0.65%	0.65%	0.71%	0.80%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expense Reimbursements and Fees Paid Indirectly)	0.79%*	0.77%	0.74%	0.75%	0.79%	0.86%
Ratio of Net Investment Income to Average Net Assets	1.38%*	0.97%	0.81%	1.45%	1.76%	1.11%
Portfolio Turnover Rate	29%* *	46%	36%	87%	70%	47%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using the average shares method.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year

	Investor Class Shares
	Period November 1, 2022 to April 30, 2023	Year ended October 31,
SMID Fund		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$21.00	$24.96	$17.43	$18.78	$17.37	$16.42
Income (Loss) from Operations:
Net Investment Income(1)	0.13	0.18	0.21	0.13	0.11	0.09
Net Realized and Unrealized Gain (Loss)	1.58	(1.48)	7.45	(0.69)	2.35	0.93

Total from Operations	1.71	(1.30)	7.66	(0.56)	2.46	1.02

Dividends and Distributions:
Net Investment Income	(0.20)	(0.19)	(0.13)	(0.09)	(0.09)	(0.07)
Net Realized Gain	(0.01)	(2.47)	—	(0.70)	(0.96)	—

Total Dividends and Distributions	(0.21)	(2.66)	(0.13)	(0.79)	(1.05)	(0.07)

Redemption Fees(1)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	—

Net Asset Value, End of Year	$22.50	$21.00	$24.96	$17.43	$18.78	$17.37

Total Return†	8.16%	(5.74)%	44.07%	(3.42)%	15.61%	6.20%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$103,495	$103,824	$124,536	$53,396	$48,630	$35,750
Ratio of Expenses to Average Net Assets	0.92%*	0.92%	0.93%	0.95%	0.94%	0.95%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.11%*	1.09%	1.07%	1.20%	1.21%	1.26%
Ratio of Net Investment Income to Average Net Assets	1.21%*	0.81%	0.87%	0.76%	0.61%	0.53%
Portfolio Turnover Rate	19%* *	34%	52%	82%	65%	61%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.005 per share.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year

	Institutional Class Shares
	Period November 1, 2022 to April 30, 2023	Year ended October 31,
SMID Fund		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$21.01	$24.97	$17.44	$18.78	$17.36	$16.41
Income (Loss) from Operations:
Net Investment Income(1)	0.14	0.19	0.22	0.15	0.12	0.09
Net Realized and Unrealized Gain (Loss)	1.57	(1.48)	7.45	(0.69)	2.35	0.93

Total from Operations	1.71	(1.29)	7.67	(0.54)	2.47	1.02

Dividends and Distributions:
Net Investment Income	(0.21)	(0.20)	(0.14)	(0.10)	(0.09)	(0.07)
Net Realized Gain	(0.01)	(2.47)	—	(0.70)	(0.96)	—

Total Dividends and Distributions	(0.22)	(2.67)	(0.14)	(0.80)	(1.05)	(0.07)

Redemption Fees(1)	0.00 (2)	0.00 (2)	0.01	—	—	—

Net Asset Value, End of Year	$22.50	$21.01	$24.97	$17.44	$18.78	$17.36

Total Return†	8.19%	(5.67)%	44.17%	(3.32)%	15.69%	6.22%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$42,817	$23,164	$25,993	$4,745	$4,679	$3,780
Ratio of Expenses to Average Net Assets	0.85%*	0.85%	0.85%	0.85%	0.88%	0.95%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.05%*	1.02%	0.99%	1.09%	1.15%	1.26%
Ratio of Net Investment Income to Average Net Assets	1.25%*	0.87%	0.89%	0.86%	0.67%	0.54%
Portfolio Turnover Rate	19%* *	34%	52%	82%	65%	61%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.005 per share.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year

	Investor Class Shares
	Period November 1, 2022 to April 30, 2023	Year ended October 31,
Small Cap Fund		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$14.48	$20.95	$14.93	$16.61	$18.45	$19.37
Income (Loss) from Operations:
Net Investment Income (Loss)(1)	0.05	0.01	(0.02)	0.06	0.07	0.06
Net Realized and Unrealized Gain (Loss)	0.42	(1.30)	6.10	(0.94)	1.34	(0.10)

Total from Operations	0.47	(1.29)	6.08	(0.88)	1.41	(0.04)

Dividends and Distributions:
Net Investment Income	—	—	(0.06)	(0.08)	(0.01)	(0.08)
Net Realized Gain	(0.07)	(5.18)	—	(0.72)	(3.24)	(0.80)

Total Dividends and Distributions	(0.07)	(5.18)	(0.06)	(0.80)	(3.25)	(0.88)

Redemption Fees(1)	—	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)

Net Asset Value, End of Year	$14.88	$14.48	$20.95	$14.93	$16.61	$18.45

Total Return†	3.24%	(7.36)%	40.79%	(5.76)%	12.17%	(0.37)%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$33,178	$33,349	$40,967	$36,234	$42,212	$49,475
Ratio of Expenses to Average Net Assets	1.10%*	1.10%	1.10%	1.05%	1.15%	1.12%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.31%*	1.31%	1.26%	1.25%	1.30%	1.21%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.70%*	0.05%	(0.10)%	0.41%	0.42%	0.31%
Portfolio Turnover Rate	25%**	50%	64%	70%	55%	45%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.005 per share.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year

	Institutional Class Shares
	Period November 1, 2022 to April 30, 2023	Year ended October 31,
Small Cap Fund		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$15.13	$21.63	$15.39	$17.11	$18.89	$19.83
Income (Loss) from Operations:
Net Investment Income(1)	—	0.04	0.02	0.08	0.10	0.08
Net Realized and Unrealized Gain (Loss)	0.51	(1.36)	6.30	(0.97)	1.39	(0.11)

Total from Operations	0.51	(1.32)	6.32	(0.89)	1.49	(0.03)

Dividends and Distributions:
Net Investment Income	(0.03)	—	(0.08)	(0.11)	(0.03)	(0.11)
Net Realized Gain	(0.07)	(5.18)	—	(0.72)	(3.24)	(0.80)

Total Dividends and Distributions	(0.10)	(5.18)	(0.08)	(0.83)	(3.27)	(0.91)

Redemption Fees(1)	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)

Net Asset Value, End of Year	$15.54	$15.13	$21.63	$15.39	$17.11	$18.89

Total Return†	3.36%	(7.21)%	41.18%	(5.64)%	12.37%	(0.29)%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$64,969	$38,858	$55,691	$42,012	$42,824	$72,239
Ratio of Expenses to Average Net Assets	0.90%*	0.90%	0.90%	0.90%	0.96%	1.05%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.11%*	1.11%	1.07%	1.10%	1.10%	1.14%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.06)%*	0.26%	0.08%	0.55%	0.61%	0.41%
Portfolio Turnover Rate	25%**	50%	64%	70%	55%	45%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.005 per share.
Amounts	designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year

	Investor Class Shares
	Period November 1, 2022 to April 30, 2023	Year ended October 31,
International Equity Fund		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$20.37	$28.06	$22.33	$26.26	$25.02	$28.31
Income (Loss) from Operations:
Net Investment Income(1)	0.03	0.29	0.34	0.21	0.72	0.45
Net Realized and Unrealized Gain (Loss)	4.52	(7.61)	5.70	(3.23)	0.73	(3.15)

Total from Operations	4.55	(7.32)	6.04	(3.02)	1.45	(2.70)

Dividends and Distributions:
Net Investment Income	(0.58)	(0.37)	(0.31)	(0.91)	(0.16)	(0.36)
Net Realized Gain	—	—	—	—	(0.05)	(0.23)

Total Dividends and Distributions	(0.58)	(0.37)	(0.31)	(0.91)	(0.21)	(0.59)

Redemption Fees(1)	—	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)

Net Asset Value, End of Year	$24.34	$20.37	$28.06	$22.33	$26.26	$25.02

Total Return†	22.63%	(26.42)%	27.13%	(12.07)%	5.88%	(9.77)%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$112,552	$115,167	$205,317	$194,941	$455,008	$710,594
Ratio of Expenses to Average Net Assets	0.99%*	0.99%	0.98%	1.03%	1.02%	1.08%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.23%*	1.17%	1.12%	1.15%	1.10%	1.12%
Ratio of Net Investment Income to Average Net Assets	0.28%*	1.20%	1.21%	0.87%	2.89%	1.60%
Portfolio Turnover Rate	13%**	49%	61%	58%	42%	54%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.005 per share.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year

	Institutional Class Shares
	Period November 1, 2022 to April 30, 2023	Year ended October 31,
International Equity Fund		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$20.41	$28.10	$22.38	$26.31	$25.11	$28.40
Income (Loss) from Operations:
Net Investment Income(1)	0.04	0.31	0.33	0.25	0.77	0.49
Net Realized and Unrealized Gain (Loss)	4.52	(7.61)	5.74	(3.24)	0.70	(3.15)

Total from Operations	4.56	(7.30)	6.07	(2.99)	1.47	(2.66)

Dividends and Distributions:
Net Investment Income	(0.61)	(0.39)	(0.35)	(0.94)	(0.22)	(0.40)
Net Realized Gain	—	—	—	—	(0.05)	(0.23)

Total Dividends and Distributions	(0.61)	(0.39)	(0.35)	(0.94)	(0.27)	(0.63)

Redemption Fees(1)	—	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)

Net Asset Value, End of Year	$24.36	$20.41	$28.10	$22.38	$26.31	$25.11

Total Return†	22.63%	(26.32)%	27.23%	(11.94)%	5.99%	(9.63)%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$173,532	$200,634	$718,480	$837,570	$1,927,379	$2,514,844
Ratio of Expenses to Average Net Assets	0.90%*	0.90%	0.90%	0.90%	0.92%	0.95%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.14%*	1.08%	1.04%	1.02%	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets	0.35%*	1.25%	1.19%	1.02%	3.07%	1.73%
Portfolio Turnover Rate	13%**	49%	61%	58%	42%	54%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.005 per share.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year

	Institutional Class Shares
	Period November 1, 2022 to April 30, 2023	Year ended October 31,
International Small Cap Fund		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$8.58	$14.48	$11.29	$12.04	$11.22	$12.68
Income (Loss) from Operations:
Net Investment Income(1)	0.09	0.15	0.08	0.09	0.19	0.10
Net Realized and Unrealized Gain (Loss)	1.35	(4.93)	3.39	(0.66)	1.17	(0.70)

Total from Operations	1.44	(4.78)	3.47	(0.57)	1.36	(0.60)

Dividends and Distributions:
Net Investment Income	(0.20)	(0.08)	(0.06)	(0.17)	(0.07)	(0.10)
Net Realized Gain	—	(1.04)	(0.22)	(0.01)	(0.47)	(0.76)

Total Dividends and Distributions	(0.20)	(1.12)	(0.28)	(0.18)	(0.54)	(0.86)

Redemption Fees(1)	—	—	0.00(2)	—	—	—

Net Asset Value, End of Year	$9.82	$8.58	$14.48	$11.29	$12.04	$11.22

Total Return†	16.93%	(35.33)%	30.83%	(4.89)%	13.14%	(5.36)%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$20,365	$32,195	$96,670	$61,003	$2,689	$2,228
Ratio of Expenses to Average Net Assets	1.03%*	1.03%	1.05%	1.05%	1.06%	1.15%
Ratio of Expenses to Average Net Assets (Excluding
Waivers and Fees Paid Indirectly)	1.46%*	1.36%	1.22%	1.45%	4.75%	5.45%
Ratio of Net Investment Income to Average Net Assets	1.86%*	1.33%	0.54%	0.81%	1.70%	0.78%
Portfolio Turnover Rate	15%**	61%	38%	42%	49%	68%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.005 per share.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2023 (UNAUDITED)

NOTES TO THE FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) was organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 28 portfolios. The financial statements herein are those of the Cambiar Opportunity Fund, Cambiar SMID Fund, Cambiar Small Cap Fund, Cambiar International Equity Fund and Cambiar International Small Cap Fund (collectively the “Funds,” individually a “Fund”). The Opportunity Fund and International Equity Fund seek total return and capital preservation. The SMID Fund, Small Cap Fund and International Small Cap Fund seek long-term capital appreciation. The goal of each of the Funds is to provide above-average performance in both rising and falling market periods by investing in stocks that have limited downside risk and positive upside potential. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Effective August 15, 2017, the Funds changed their fiscal year end to October 31. The previous fiscal year end was April 30.

The Global Value Fund liquidated on April 8, 2022.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are required to be fair valued under the 1940 Act.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Funds through a Fair Value Committee (the “Committee”) established by the Adviser and approved new Adviser Fair Value Procedures for the Funds. Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Board and were implemented through a Fair Value Committee designated by the Board.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Funds’ Adviser becomes aware of a Significant Event that has occurred with respect to a security or

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2023 (UNAUDITED)

group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Funds’ Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding the relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Cambiar International Equity Fund and Cambiar International Small Cap Fund use Intercontinental Exchange Data Pricing & Reference Data, LLC. (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Cambiar International Equity Fund and Cambiar International Small Cap Fund value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts the Fund’s Administrator and requests that a meeting of the Committee be held. As of April 30, 2023, none of the investments held by the Funds were fair valued.

If a local market in which the Fund owns securities is closed for one or more days, the Cambiar International Equity Fund and Cambiar International Small Cap Fund shall value all securities held in the corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedure, etc.)

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to share-holders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2023 (UNAUDITED)

The Cambiar International Equity Fund and Cambiar International Small Cap Fund may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

As of April 30, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended April 30, 2023, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification.

Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Swap Contracts — The Funds are authorized to enter into various contracts, including total return swaps and equity swap contracts, for the purposes of capitalizing on valuation anomalies that exist in the market. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

In a long position, the Funds will receive or pay an amount based upon the amount, if any, by which the notional amount of the swap would have increased or decreased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks, less a floating rate of interest on the notional amount of the swap. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the swap would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the swap. All of these components are reflected in the market value of the swaps.

Periodic payments made or received are recorded as realized gains or losses. At year end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Funds may have open at year end.

Entering into swap contracts involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions. Swaps outstanding at year end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian.

As of April 30, 2023, the Funds did not hold swap contracts.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds’ in the future, or requires increased fees, which could impair the Funds’ ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, they will not be able to implement their investment strategy.

To reduce counterparty risk with respect to OTC transactions, the Funds have entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2023 (UNAUDITED)

netting) for outstanding payables and receivables with respect to certain OTC positions in purchased equity options and swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

As of April 30, 2023, the Funds did not hold any collateral.

Expenses — Expenses of the Trust which can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Cambiar Opportunity Fund, The Cambiar SMID Fund, Cambiar Small Cap Fund, Cambiar International Equity Fund and Cambiar International Small Cap Fund retain a redemption fee of 2.00% on redemptions of capital shares held for less than ninety days. For the period ended April 30, 2023, the Funds retained fees of $–, $9,428, $11,718, $– and $–, respectively. Such fees are retained by the Funds for the benefit of the remaining shareholders and are recorded as additions to fund capital.

3. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custody Agreements:

The Funds and SEI Investments Global Fund Services (the “Administrator”) are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended April 30, 2023, the Funds incurred the following fees for these services: $88,173, $35,877, $25,806, $82,483 and $7,973 for the Cambiar Opportunity Fund, Cambiar SMID Fund, Cambiar Small Cap Fund, Cambiar International Equity Fund and Cambiar International Small Cap Fund respectively.

The Funds have adopted a shareholder servicing fee plan under which a shareholder servicing fee up to 0.25% of average daily net assets attributable to the Investor Class Shares of the Funds and the Institutional Share Class of the Cambiar International Small Cap Fund will be paid to the Distributor. The Distributor may perform, or may compensate other service providers for providing, certain shareholder and administrative services. Shareholder servicing fees in excess of 0.25% of average daily net assets are paid by Cambiar Investors, LLC (the “Adviser”).

Certain officers of the Trust are also officers of the Administrator, which is a wholly-owned subsidiary of SEI Investments Company and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

DST Systems, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

The Funds earn cash management credits which are used to offset transfer agent expenses. During the period ended April 30, 2023, the Cambiar Opportunity, Cambiar SMID, Cambiar Small Cap, Cambiar International Equity and Cambiar International

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2023 (UNAUDITED)

Small Cap Funds earned credits of $8,668, $531, $1,800, $3,850 and $76, respectively, which were used to offset transfer agent expenses. These amounts are listed as “Fees Paid Indirectly” on the Statements of Operations.

U.S. Bank, N.A. serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Fund’s.

4. Investment Advisory Agreements:

Under the terms of the investment advisory agreement, the advisory fees for each Fund are as follows:

Advisory Fee
Cambiar Opportunity Fund	0.60%
Cambiar SMID Fund	0.80%
Cambiar Small Cap Fund	0.85%
Cambiar International Equity Fund	0.90%
Cambiar International Small Cap	0.90%

The Adviser has contractually agreed, through March 1, 2024, to waive a portion of its advisory fees and to assume expenses, which are calculated based on each Fund’s average daily net assets, in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, non-routine expenses, and shareholder servicing fees) of each Fund from exceeding certain contractual expense limitations. Accordingly, the contractual expense limitations for each Fund are as follows:

Contractual Expense Limitations
Cambiar Opportunity Fund	0.65%
Cambiar SMID Fund	0.85%
Cambiar Small Cap Fund	0.90%
Cambiar International Equity Fund	0.90%
Cambiar International Small Cap	0.95%

Refer to waiver of investment advisory fees on the Statements of Operations for fees waived for the period ended April 30, 2023. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the total annual fund operating expenses and the expense caps listed above to recapture all or a portion of its prior fee reductions or reimbursements made during the preceding three-year period. There were no fees recouped by the Adviser during the period ending April 30, 2023.

At April 30, 2023, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

Period Waived	Subject to Repayment until April 30:	Cambiar Opportunity Fund	Cambiar SMID Fund	Cambiar Small Cap Fund	Cambiar International Equity Fund	Cambiar International Small Cap Fund
4/30/20-4/30/21	2024	$258,029	$149,595	$159,100	$1,584,170	$156,294
4/30/21-4/30/22	2025	343,158	203,898	166,391	1,257,980	158,415
4/30/22-4/30/23	2026	401,498	242,092	185,864	854,956	157,829

		$1,002,685	$595,585	$511,355	$3,697,106	$472,538

5. Investment Transactions:

For the year ended April 30, 2023, the Funds made purchases and sales of investment securities other than long-term U.S. Government and short-term securities as follows:

	Purchases	Sales
Cambiar Opportunity Fund	$131,270,075	$91,048,572
Cambiar SMID Fund	29,347,804	23,995,230
Cambiar Small Cap Fund	45,646,983	22,678,641
Cambiar International Equity Fund	37,549,903	126,067,622
Cambiar International Small Cap Fund	3,914,865	18,268,404

There were no purchases or sales of long-term U.S. Government Securities for any of the Funds.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2023 (UNAUDITED)

For the six months ended April 30, 2023, in-kind transactions associated with subscriptions and redemptions were:

	Purchases	Sales	Net Unrealized Gain/Loss
Cambiar Opportunity Fund
	$34,233,019	$–	$4,873,390
Cambiar Small Cap Fund
	18,084,040	–	(1,115,252)

6. Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. These book/tax differences may be temporary or permanent in nature. The permanent differences are primarily attributable to investments in partnerships, reclassification of long term capital gain distributions on REITs, foreign currency translations and reclassifications of distributions. The permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2022 is primarily related to deemed distribution due to shareholder redemptions

Accordingly, the following reclassifications (primarily attributable to deemed income and capital gain distribution) that have been made to/from the following accounts:

	Distributable Loss	Paid-in Capital
Cambiar Opportunity Fund	$(3,463,241)	$3,463,241

The tax character of dividends and distributions declared during the last two fiscal years ended October 31, were as follows:

	Ordinary Income	Long -Term Capital Gain	Total
Cambiar Opportunity Fund
2023	$13,061,980	$12,760,636	$25,822,616
2022	13,061,980	12,760,636	25,822,616
Cambiar SMID Fund
2023	10,724,072	5,221,481	15,945,553
2022	10,724,072	5,221,481	15,945,553
Cambiar Small Cap Fund
2023	8,821,894	14,759,187	23,581,081
2022	8,821,894	14,759,187	23,581,081
Cambiar International Equity Fund
2023	12,662,838	—	12,662,838
2022	12,662,838	—	12,662,838
Cambiar International Small Cap Fund
2023	3,275,591	3,527,621	6,803,212
2022	3,275,591	3,527,621	6,803,212

As of October 31, 2022, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Cambiar Opportunity Fund	Cambiar SMID Fund	Cambiar Small Cap Fund	Cambiar International Equity Fund	Cambiar International Small Cap Fund
Undistributed Ordinary Income	$1,830,908	$783,781	$202,323	$7,657,878	$625,026
Undistributed Long-Term Capital Gain	11,849,704	34,837	251,192	–	–
Post-October Losses	–	–	–	–	(244,080)
Capital Loss Carryforwards	–	–	–	(95,898,360)	–
Net Unrealized Appreciation/
(Depreciation)	59,025,847	8,462,362	5,265,466	(25,369,701)	(1,726,918)
Other Temporary Differences	(10)	(2)	–	1	(4)

Total Distributable Earnings (Loss)	$72,706,449	$9,280,978	$5,718,981	$(113,610,182)	$(1,345,976)

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2023 (UNAUDITED)

As of October 31, 2022, the following Funds have capital losses carried forward as follows:

	Short-Term Loss	Long-Term Loss	Total Post- Enactment Capital Loss Carryforwards
Cambiar International Equity Fund	$95,898,360	$—	$95,898,360
Cambiar International Small Cap Fund	244,080	—	244,080

During the year ended October 31, 2022, the Funds did not utilize capital loss carryforwards, to offset capital gains.

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation/(depreciation) difference is attributable primarily to wash sales and partnerships.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments for Federal income tax purposes at April 30, 2023, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Cambiar Opportunity Fund	$279,798,684	$58,808,672	$(2,706,133)	$56,102,539
Cambiar SMID Fund	132,085,683	21,249,720	(5,768,391)	15,481,329
Cambiar Small Cap Fund	92,596,194	11,898,143	(5,854,830)	6,043,313
Cambiar International Equity Fund	236,526,069	50,025,568	(8,105,266)	41,920,302
Cambiar International Small Cap Fund	17,813,204	3,190,855	(781,792)	2,409,063

7. Concentrated Risks:

At April 30, 2023, the net assets of the Cambiar International Equity Fund and the Cambiar International Small Cap Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of, and investment income from, such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Funds’ use of derivatives, including options and swaps, is subject to market risk, leverage risk, correlation risk, liquidity risk, counterparty risk, valuation risk and hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate closely or at all with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Fund would like, which may result in the Fund accepting a lower price to sell a security, selling other securities to raise cash or giving up another investment opportunity, any of which could have a negative effect on the Fund’s management or performance. Counterparty risk is the risk that the counterparty to a derivative contract will default or otherwise fail to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Each of these risks could cause a Fund to lose more than the principal amount invested in a derivative instrument.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2023 (UNAUDITED)

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s current prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

8. Line of Credit:

The Funds entered into an agreement on August 2, 2022, which enables them to participate in a $100 million uncommitted, secured, revolving line of credit with the Custodian. The agreement expires on July 31, 2022. The proceeds from the borrowings shall be used to provide temporary liquidity to the Funds as necessary in order to meet shareholder redemption needs. Interest is charged to the Funds based on the outstanding principal balance of the borrowings at an annual rate equal to the Custodian’s then current prime-lending rate. The Funds’ holdings serve as collateral against any borrowings under the line of credit.

Borrowing activity for the period ended April 30, 2023, was the following:

Fund	Maximum Amount of Line of Credit	Interest Expense	Average Rate	Average Borrowing	Maximum Amount Outstanding
Cambiar SMID Fund	$100,000,000	$1,576	7.31%	$956,500	$5,638,000
Cambiar International Equity Fund	100,000,000	9,796	7.24	2,077,522	5,696,000
Cambiar International Small Cap
Fund	100,000,000	4,931	7.80	2,913,000	2,913,000

9. Other:

At April 30, 2023, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of an omnibus account that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders	% of Ownership
Cambiar Opportunity Fund, Investor Class	3	65%
Cambiar Opportunity Fund, Institutional Class	3	59%
Cambiar SMID Fund, Investor Class	1	82%
Cambiar SMID Fund, Institutional Class	1	66%
Cambiar Small Cap Fund, Investor Class	4	67%
Cambiar Small Cap Fund, Institutional Class	5	80%
Cambiar International Equity Fund, Investor Class	1	77%
Cambiar International Equity Fund, Institutional Class	3	68%
Cambiar International Small Cap, Institutional Class	2	79%

10. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of April 30, 2023.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2023

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2022 to April 30, 2023).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

DISCLOSURE OF FUND EXPENSES (Unaudited)

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratios	Expenses Paid During Period*
Cambiar Opportunity Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$1,045.50	0.86%	$4.36
Hypothetical 5% Return	$1,000.00	$1,020.53	0.86%	$4.31
Cambiar Opportunity Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,046.00	0.65%	$3.30
Hypothetical 5% Return	$1,000.00	$1,021.57	0.65%	$3.26
Cambiar SMID Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$1,081.60	0.92%	$4.75
Hypothetical 5% Return	$1,000.00	$1,020.23	0.92%	$4.61
Cambiar SMID Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,081.90	0.85%	$4.39
Hypothetical 5% Return	$1,000.00	$1,020.58	0.85%	$4.26
Cambiar Small Cap Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$1,032.40	1.10%	$5.54
Hypothetical 5% Return	$1,000.00	$1,019.34	1.10%	$5.51
Cambiar Small Cap Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,033.60	0.90%	$4.54
Hypothetical 5% Return	$1,000.00	$1,020.33	0.90%	$4.51

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2023

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratios	Expenses Paid During Period*
Cambiar International Equity Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$1,226.30	0.99%	$5.46
Hypothetical 5% Return	$1,000.00	$1,019.89	0.99%	$4.96
Cambiar International Equity Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,226.30	0.90%	$4.97
Hypothetical 5% Return	$1,000.00	$1,020.33	0.90%	$4.51
Cambiar International Small Cap Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,169.30	1.03%	$5.54
Hypothetical 5% Return	$1,000.00	$1,019.69	1.03%	$5.16

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

The Cambiar Funds

P.O. Box 219009

Kansas City, MO 64121

1-866-777-8227

Investment Adviser

Cambiar Investors, LLC

200 Columbine Street

Suite 800

Denver, CO 80206

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103-2921

Independent Registered Public Accounting Firm

Ernst & Young LLP

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

CMB-SA-001-2200

(b)	Not applicable.

Item 2. Code	of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: July 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: July 7, 2023

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Treasurer, Controller, and CFO

Date: July 7, 2023